Discontinued Operations - Schedule of Cash Flows from (used in) Discontinued Operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Net income (loss)	$ (18,169,070)	$ (5,952,875)	$ (16,322,779)
Depreciation of property and equipment	631,263	166,342	96,452
Impairment loss		1,764,459
Stock-based compensation	3,612,945	2,888,141	3,602,879
Income tax recovery		(292,740)
Total adjustments to reconcile profit (loss)	(9,647,976)	(6,177,907)	(4,665,994)
Prepaid and other current assets	232,522	(685,667)	(75,855)
Accounts payable and accrued liabilities	(22,510)	420,457	244,054
Cash flows provided by (used in) operating activities	(9,437,964)	(9,394,221)	(9,288,588)
Purchase of property and equipment (Note 7)	(1,521,788)	(445,678)
Purchase of patents and licenses (Note 8)	(52,075)	(65,806)	(67,608)
Cash flows from investing activities	13,926,137	5,397,139	(3,535,600)
Payment of lease liability (Note 9)	(144,142)	(19,162)
Cash flows from financing activities	1,162,459	3,135,255	10,648,003
EFFECT OF EXCHANGE RATE CHANGES ON CASH	$ (205,867)	(277,912)	(230,425)
Discontinued Operations [Member]
Statement Line Items [Line Items]
Net income (loss)		5,481,757	(7,900,662)
Depreciation of property and equipment			2,372,152
Gain on sale of discontinued operations		(8,707,280)
Amortization of intangibles			37,228
Interest expense		74,494
Impairment loss			156,717
Stock-based compensation		(75,608)	419,238
Income tax recovery			(297,940)
Deferred rent		(1,825)	(21,992)
Expected credit loss			40,615
Total adjustments to reconcile profit (loss)		(3,228,462)	(5,194,644)
Accounts receivable		584,902	(508,093)
Prepaid and other current assets		497,259	(949,401)
Inventory		(334,425)	78,733
Accounts payable and accrued liabilities		(470,378)	1,782,612
Cash flows provided by (used in) operating activities		(2,951,104)	(4,790,793)
Proceeds from the sale of discontinued operations, net of cash given up (1)		7,519,126
Purchase of property and equipment (Note 7)		(1,599,272)	(3,467,992)
Purchase of patents and licenses (Note 8)		(11,231)
Cash flows from investing activities		5,908,623	(3,467,992)
Payment of lease liability (Note 9)		(258,460)
Cash flows from financing activities		(258,460)
EFFECT OF EXCHANGE RATE CHANGES ON CASH		(14,010)	26,490
NET CHANGE IN CASH		$ 2,685,049	$ (8,232,295)